UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Explanatory Note:

Subsequent to the Form N-CSR filing (on January 9, 2026) for The Advisors’ Inner Circle Fund I (the “Trust”), a misstatement of certain amounts related to PricewaterhouseCoopers LLP (“PwC”) fees in Item 4 (Principal Accountant Fees and Services) for the fiscal year ended October 31, 2025, was identified. This filing intends to correct the fees for services provided to the Trust by PwC. The amounts provided for the fiscal year ended October 31, 2024, were appropriately stated and have not changed. There are no other changes included in this supplemental filing.

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

LSV Global Value Fund

Institutional Class Shares - LSVGX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the LSV Global Value Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.lsvasset.com/global-value-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Value Fund, Institutional Class Shares	$99	0.90%

How did the Fund perform in the last year?

The global equity market as measured by the MSCI AC World Index was up 22.64% for the twelve months ended October 31, 2025. The U.S. stock market continued to lead global equities, with the S&P 500 up 21.45% over the past year. The U.S. market’s dominance in global indices increased further, with its weight in the MSCI AC World Index rising to approximately 65% as of October 31, 2025. Enthusiasm for fast-growing businesses in the technology and communication services sectors remained strong. While the market rewarded the mega-cap growth stocks in the period, smaller stocks and value-oriented stocks lagged behind. From a style perspective, value stocks (as measured by the MSCI Indices) underperformed growth—the MSCI AC World Value Index was up 14.98% while the MSCI AC World Growth Index was up 29.99% (both in USD). The LSV Global Value Equity Fund, Institutional Class Shares, was up 20.14% for the period. From a sector perspective, Information Technology, Communication Services, and Financials stocks outperformed, while the Consumer Staples, Real Estate, and Health Care sectors lagged.

The Fund’s deeper value bias detracted over the period as value stocks lagged meaningfully amidst the market rally. Performance attribution further indicates that both stock and sector selection detracted from portfolio relative returns for the period. The portfolio’s smaller capitalization bias relative to the benchmark detracted as large cap stocks across markets outperformed during the trailing one year. Stock selection relative losses were primarily the result of the underperformance of deep value names within the Industrials, Information Technology, and Communication Services. From a sector perspective, relative losses were largely the result of our underweight positions in the Information Technology as well as our overweight to Energy and Health Care stocks. Top contributors for the year included our overweight positions in Indra Sistemas, NRG Energy, Flex, and Asseco Poland. Not owning Nvidia, Broadcom, Tesla, Palantir Technology, Taiwan Semiconductor, Microsoft, Amazon, Advanced Micro Devices, and SK Hynix also contributed to losses.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 11.5x forward earnings compared to 21.3x for the MSCI AC World Index, 1.7x book value compared to 3.6x for the benchmark and 7.4x cash flow compared to 17.3x for the MSCI AC World Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Financials, Energy, and Health Care while underweight Information Technology, Industrials, and Real Estate.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	LSV Global Value Fund, Institutional Class Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/15	$100,000	$100,000
Oct/16	$100,956	$102,048
Oct/17	$125,478	$125,726
Oct/18	$118,210	$125,075
Oct/19	$127,149	$140,824
Oct/20	$111,345	$147,707
Oct/21	$160,903	$202,769
Oct/22	$143,377	$162,302
Oct/23	$157,093	$179,346
Oct/24	$199,204	$238,155
Oct/25	$239,325	$292,080

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-386-3578 or visit https://www.lsvasset.com/global-value-fund/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV Global Value Fund, Institutional Class Shares	20.14%	16.54%	9.12%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%

Key Fund Statistics as of October 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$90,900	240	$530	15%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	10.8%
Repurchase Agreement	0.0%
Sweden	1.4%
Italy	1.4%
Netherlands	1.5%
Germany	1.6%
Switzerland	1.7%
Canada	2.8%
Taiwan	3.0%
France	3.5%
United Kingdom	4.0%
Japan	4.2%
China	4.7%
United States	58.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
QUALCOMM	1.5%
Alphabet, Cl A	1.5%
Novartis	1.3%
Dell Technologies, Cl C	1.2%
Alibaba Group Holding	1.2%
Flex	1.2%
Cisco Systems	1.2%
GSK	1.1%
AT&T	1.1%
PetroChina, Cl H	1.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/global-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

LSV Global Value Fund / Institutional Class Shares - LSVGX

Annual Shareholder Report: October 31, 2025

LSVGX-AR-2025

The Advisors' Inner Circle Fund

LSV Global Value Fund

Investor Class Shares - LVAGX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the LSV Global Value Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.lsvasset.com/global-value-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Value Fund, Investor Class Shares	$126	1.15%

How did the Fund perform in the last year?

The global equity market as measured by the MSCI AC World Index was up 22.64% for the twelve months ended October 31, 2025. The U.S. stock market continued to lead global equities, with the S&P 500 up 21.45% over the past year. The U.S. market’s dominance in global indices increased further, with its weight in the MSCI AC World Index rising to approximately 65% as of October 31, 2025. Enthusiasm for fast-growing businesses in the technology and communication services sectors remained strong. While the market rewarded the mega-cap growth stocks in the period, smaller stocks and value-oriented stocks lagged behind. From a style perspective, value stocks (as measured by the MSCI Indices) underperformed growth—the MSCI AC World Value Index was up 14.98% while the MSCI AC World Growth Index was up 29.99% (both in USD). The LSV Global Value Equity Fund, Investor Class Shares, was up 19.83% for the period. From a sector perspective, Information Technology, Communication Services, and Financials stocks outperformed, while the Consumer Staples, Real Estate, and Health Care sectors lagged.

The Fund’s deeper value bias detracted over the period as value stocks lagged meaningfully amidst the market rally. Performance attribution further indicates that both stock and sector selection detracted from portfolio relative returns for the period. The portfolio’s smaller capitalization bias relative to the benchmark detracted as large cap stocks across markets outperformed during the trailing one year. Stock selection relative losses were primarily the result of the underperformance of deep value names within the Industrials, Information Technology, and Communication Services. From a sector perspective, relative losses were largely the result of our underweight positions in the Information Technology as well as our overweight to Energy and Health Care stocks. Top contributors for the year included our overweight positions in Indra Sistemas, NRG Energy, Flex, and Asseco Poland. Not owning Nvidia, Broadcom, Tesla, Palantir Technology, Taiwan Semiconductor, Microsoft, Amazon, Advanced Micro Devices, and SK Hynix also contributed to losses.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 11.5x forward earnings compared to 21.3x for the MSCI AC World Index, 1.7x book value compared to 3.6x for the benchmark and 7.4x cash flow compared to 17.3x for the MSCI AC World Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Financials, Energy, and Health Care while underweight Information Technology, Industrials, and Real Estate.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	LSV Global Value Fund, Investor Class Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/15	$10,000	$10,000
Oct/16	$10,077	$10,205
Oct/17	$12,490	$12,573
Oct/18	$11,750	$12,508
Oct/19	$12,600	$14,082
Oct/20	$11,009	$14,771
Oct/21	$15,872	$20,277
Oct/22	$14,092	$16,230
Oct/23	$15,414	$17,935
Oct/24	$19,505	$23,816
Oct/25	$23,373	$29,208

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-386-3578 or visit https://www.lsvasset.com/global-value-fund/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV Global Value Fund, Investor Class Shares	19.83%	16.25%	8.86%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%

Key Fund Statistics as of October 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$90,900	240	$530	15%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	10.8%
Repurchase Agreement	0.0%
Sweden	1.4%
Italy	1.4%
Netherlands	1.5%
Germany	1.6%
Switzerland	1.7%
Canada	2.8%
Taiwan	3.0%
France	3.5%
United Kingdom	4.0%
Japan	4.2%
China	4.7%
United States	58.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
QUALCOMM	1.5%
Alphabet, Cl A	1.5%
Novartis	1.3%
Dell Technologies, Cl C	1.2%
Alibaba Group Holding	1.2%
Flex	1.2%
Cisco Systems	1.2%
GSK	1.1%
AT&T	1.1%
PetroChina, Cl H	1.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/global-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

LSV Global Value Fund / Investor Class Shares - LVAGX

Annual Shareholder Report: October 31, 2025

LVAGX-AR-2025

(b)              Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1)         The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)         The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$96,175	None	None	$91,274	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	None	None	$682,400	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$587,404	None	None	$539,063	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$45,800	None	None	$43,700	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(e)(1)        The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)             Not applicable.

(g)             The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $682,400 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(h)             During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)              Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)              Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)             The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)             Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

Global Value Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

October 31, 2025

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	LSV

Global Value Fund
October 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	18
Notice to Shareholders (Unaudited)	19
Other Information (Form N-CSR Items 8-11) (Unaudited)	20

Schedule of Investments

October 31, 2025

LSV Global Value Fund
	Shares	Value (000)
U.S. Common Stock (58.8%)
United States (58.8%)
Communication Services (6.1%)
Alphabet, Cl A	4,800	$1,349
AT&T	39,300	973
Comcast, Cl A	20,100	559
Fox, Cl A	8,200	531
Match Group	8,400	272
Meta Platforms, Cl A	800	519
Nexstar Media Group, Cl A	1,300	254
Playtika Holding	19,700	72
Verizon Communications	17,000	676
ZoomInfo Technologies, Cl A*	26,800	301
		5,506

Consumer Discretionary (7.4%)
ADT	35,800	316
AutoNation*	2,200	440
Best Buy	2,900	238
BorgWarner	7,100	305
Brunswick	3,200	211
Carter's	3,200	100
Dick's Sporting Goods	1,400	310
eBay	5,800	472
Ford Motor	30,800	404
General Motors	12,200	844
Goodyear Tire & Rubber*	22,700	156
Group 1 Automotive	1,200	477
H&R Block	6,800	339
Harley-Davidson	5,900	159
Kohl's	6,600	107
Lear	1,900	199
Macy's	10,500	205
Polaris	2,100	139
PulteGroup	2,500	300
PVH	3,900	306
Signet Jewelers	3,400	336
Tri Pointe Homes*	11,100	353
		6,716

Consumer Staples (2.8%)
Albertsons, Cl A	13,700	242
Altria Group	7,000	394
Archer-Daniels-Midland	4,600	278
Bunge Global	2,600	246
Conagra Brands	7,500	129
General Mills	4,500	210
Ingredion	2,800	323
Kroger	7,300	465
Molson Coors Beverage, Cl B	6,600	289
		2,576

Energy (1.6%)
California Resources	5,900	278
Marathon Petroleum	3,400	663
LSV Global Value Fund
	Shares	Value (000)
Energy (continued)
Phillips 66	1,890	$257
Valero Energy	1,500	254
		1,452

Financials (10.3%)
Ally Financial	9,600	374
American International Group	5,400	426
Ameriprise Financial	600	272
Bank of New York Mellon	8,800	950
Citigroup	7,200	730
Citizens Financial Group	10,400	529
Everest Group	500	157
First Horizon	18,400	393
Hartford Financial Services Group	3,900	485
Lincoln National	4,000	168
MetLife	3,600	287
MGIC Investment	19,600	537
NCR Atleos*	5,800	214
Northern Trust	4,900	630
PayPal Holdings*	4,200	291
Prudential Financial	1,400	146
Radian Group	11,500	390
Regions Financial	10,600	257
Rithm Capital‡	29,200	320
State Street	7,300	844
Wells Fargo	8,100	704
Zions Bancorp	4,000	208
		9,312

Health Care (7.1%)
Bristol-Myers Squibb	7,600	350
Cardinal Health	1,500	286
Centene*	4,700	166
CVS Health	5,600	438
DaVita*	2,100	250
Exelixis*	8,400	325
Gilead Sciences	8,000	958
Halozyme Therapeutics*	5,200	339
Incyte*	6,600	617
Jazz Pharmaceuticals*	3,600	496
Johnson & Johnson	1,500	283
Merck	6,300	542
Organon	8,500	57
Pfizer	33,300	821
United Therapeutics*	800	356
Viatris, Cl W	20,500	212
		6,496

Industrials (5.7%)
AGCO	2,800	289
Allison Transmission Holdings	6,500	536
CNH Industrial	19,000	199
CSG Systems International	4,200	329

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

LSV Global Value Fund
	Shares	Value (000)
Industrials (continued)
Cummins	1,400	$613
Delta Air Lines	5,600	321
FedEx	1,800	457
Oshkosh	2,600	321
Owens Corning	2,600	331
Ryder System	3,000	508
Science Applications International	2,900	272
Textron	5,400	436
United Airlines Holdings*	4,200	395
		5,007

Information Technology (15.9%)
ACM Research, Cl A*	10,500	435
Adeia	22,400	382
Amdocs	3,100	261
Amkor Technology	13,200	426
Applied Materials	3,800	887
Arrow Electronics*	2,700	301
Avnet	5,800	281
Cirrus Logic*	4,755	631
Cisco Systems	14,300	1,045
Cognizant Technology Solutions, Cl A	5,600	408
Dell Technologies, Cl C	6,900	1,118
Dropbox, Cl A*	18,500	537
DXC Technology*	8,800	125
Flex*	17,400	1,088
Gen Digital	14,800	390
Hewlett Packard Enterprise	28,700	702
HP	15,400	426
International Business Machines	900	277
Jabil	3,800	839
Micron Technology	3,400	761
NetApp	1,700	200
NetScout Systems*	10,600	295
Qorvo*	4,400	418
QUALCOMM	7,500	1,356
RingCentral, Cl A*	10,300	310
Skyworks Solutions	5,300	412
Teradata*	13,300	277
Xerox Holdings	13,100	43
		14,631

Materials (1.3%)
Eastman Chemical	2,800	167
Glatfelter*	1,105	10
LyondellBasell Industries, Cl A	2,000	93
Mosaic	7,600	209
Newmont	6,900	559
Sylvamo	5,100	207
		1,245

Real Estate (0.4%)
Apple Hospitality REIT‡	10,800	121
LSV Global Value Fund
	Shares	Value (000)
Real Estate (continued)
Host Hotels & Resorts‡	14,000	$224
		345

Utilities (0.2%)
NRG Energy	800	137
Total United States		53,423

TOTAL U.S. COMMON STOCK
(Cost $43,260)		53,423

Foreign Common Stock (40.4%)
Australia (1.2%)
Energy (0.2%)
New Hope	60,300	164

Materials (0.8%)
Rio Tinto	8,700	755

Utilities (0.2%)
AGL Energy	35,800	217
Total Australia		1,136

Austria (1.2%)
Energy (0.4%)
OMV	6,000	328

Financials (0.8%)
BAWAG Group	5,600	724
Total Austria		1,052

Belgium (0.2%)
Materials (0.2%)
Solvay, Cl A	7,400	227
Total Belgium		227

Brazil (0.4%)
Consumer Staples (0.4%)
JBS*	29,450	389
Total Brazil		389

Canada (2.8%)
Consumer Discretionary (0.2%)
Magna International	4,100	194

Consumer Staples (0.4%)
Empire, Cl Common Subs. Receipt	9,500	323

Energy (1.1%)
ARC Resources	16,600	306
Suncor Energy	18,500	737
		1,043

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

LSV Global Value Fund
	Shares	Value (000)
Financials (0.4%)
iA Financial	3,100	$366

Information Technology (0.7%)
Open Text	15,600	598
Total Canada		2,524

China (4.7%)
Communication Services (0.2%)
NetDragon Websoft Holdings	103,000	161

Consumer Discretionary (2.0%)
Alibaba Group Holding	51,200	1,090
Prosus	6,300	435
Vipshop Holdings ADR	20,200	353
		1,878

Energy (1.1%)
PetroChina, Cl H	928,000	959

Financials (0.6%)
China CITIC Bank, Cl H	542,000	517

Health Care (0.5%)
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	193
Shanghai Pharmaceuticals Holding, Cl H	79,400	120
Sinopharm Group, Cl H	70,400	175
		488

Industrials (0.3%)
Sinotrans, Cl H	461,000	313
Total China		4,316

Finland (0.9%)
Financials (0.4%)
Nordea Bank Abp	22,300	381

Information Technology (0.5%)
Nokia	56,200	384
TietoEVRY	3,600	77
		461
Total Finland		842

France (3.5%)
Communication Services (0.5%)
Metropole Television	7,600	105
Orange	25,000	400
		505

Energy (0.5%)
TotalEnergies	7,000	437

Financials (1.4%)
AXA	8,800	382
LSV Global Value Fund
	Shares	Value (000)
Financials (continued)
BNP Paribas	10,400	$806
		1,188

Health Care (0.5%)
Ipsen	2,000	281
Sanofi	1,800	182
		463

Industrials (0.3%)
Bouygues	6,500	293

Utilities (0.3%)
Rubis SCA	7,800	283
Total France		3,169

Germany (1.6%)
Consumer Discretionary (0.7%)
Bayerische Motoren Werke	3,500	326
Mercedes-Benz Group	4,500	292
		618

Financials (0.3%)
Muenchener Rueckversicherungs	500	309

Industrials (0.6%)
Daimler Truck Holding	6,600	265
Deutsche Post	5,300	244
		509
Total Germany		1,436

Hong Kong (0.5%)
Consumer Staples (0.4%)
WH Group	412,681	397

Information Technology (0.1%)
PAX Global Technology	129,000	88
Total Hong Kong		485

Hungary (0.3%)
Energy (0.3%)
MOL Hungarian Oil & Gas	26,400	232
Total Hungary		232

Indonesia (0.2%)
Energy (0.2%)
United Tractors	120,100	194
Total Indonesia		194

Ireland (0.7%)
Financials (0.7%)
AIB Group	64,900	598
Total Ireland		598

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

LSV Global Value Fund
	Shares	Value (000)
Israel (0.3%)
Health Care (0.3%)
Teva Pharmaceutical Industries*	14,100	$289
Total Israel		289

Italy (1.4%)
Energy (0.4%)
Eni	21,200	391

Financials (0.4%)
Mediobanca Banca di Credito Finanziario	18,700	357

Utilities (0.6%)
A2A	179,700	524
Total Italy		1,272

Japan (4.2%)
Consumer Discretionary (1.3%)
Isuzu Motors	26,500	325
Niterra	10,900	446
Sankyo	18,500	321
		1,092

Consumer Staples (0.1%)
Valor	4,800	88

Financials (0.9%)
Nomura Holdings	38,100	272
ORIX	10,400	254
Ricoh Leasing	7,000	257
		783

Health Care (0.1%)
Ono Pharmaceutical	6,600	81

Industrials (1.1%)
NGK Insulators	17,800	300
Nippon Yusen	8,300	287
Sumitomo	10,300	300
Tsubakimoto Chain	15,000	210
		1,097

Information Technology (0.3%)
Kaga Electronics	13,200	306

Materials (0.4%)
Lintec	13,400	341
Total Japan		3,788

Mexico (0.2%)
Consumer Staples (0.2%)
Coca-Cola Femsa	26,300	226
Total Mexico		226

LSV Global Value Fund
	Shares	Value (000)
Netherlands (1.5%)
Consumer Staples (0.5%)
Koninklijke Ahold Delhaize	10,100	$413

Energy (0.4%)
Shell	12,900	483

Financials (0.4%)
Aegon	41,800	319

Industrials (0.2%)
Signify	7,000	168
Total Netherlands		1,383

Norway (0.3%)
Financials (0.3%)
DNB Bank	11,500	294
Total Norway		294

Poland (0.2%)
Information Technology (0.2%)
Asseco Poland	3,100	180
Total Poland		180

Puerto Rico (0.4%)
Financials (0.4%)
OFG Bancorp	9,200	356
Total Puerto Rico		356

Russia (–%)
Energy (–%)
Gazprom PJSC(A)*	15,900	—
LUKOIL PJSC(A)*	1,600	—
		—
Total Russia		—

South Africa (0.3%)
Financials (0.3%)
Absa Group	21,000	235
Total South Africa		235

South Korea (1.3%)
Communication Services (0.7%)
KT	8,800	302
LG Uplus	12,500	134
SK Telecom	3,900	143
		579

Consumer Discretionary (0.2%)
Hankook Tire & Technology	6,800	221

Financials (0.0%)
Kginicis	5,400	39

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

LSV Global Value Fund
	Shares	Value (000)
Information Technology (0.4%)
Samsung Electronics	4,000	$301
Total South Korea		1,140

Spain (1.2%)
Financials (0.6%)
Mapfre	128,500	568

Information Technology (0.6%)
Indra Sistemas	9,800	542
Total Spain		1,110

Sweden (1.4%)
Consumer Discretionary (0.1%)
Bilia, Cl A	8,600	120

Financials (0.5%)
Swedbank, Cl A	14,400	438

Industrials (0.8%)
SKF, Cl B	10,900	279
Volvo, Cl B	15,200	416
		695
Total Sweden		1,253

Switzerland (1.7%)
Health Care (1.7%)
Novartis	9,200	1,138
Roche Holding AG	900	292
Sandoz Group	1,840	123
		1,553
Total Switzerland		1,553

Taiwan (3.0%)
Information Technology (3.0%)
Chipbond Technology	112,000	217
Compeq Manufacturing	149,000	421
Hon Hai Precision Industry	90,000	748
Powertech Technology	68,000	380
Topco Scientific	26,751	296
Tripod Technology	26,000	288
United Microelectronics	231,000	349
		2,699
Total Taiwan		2,699

Thailand (0.5%)
Financials (0.5%)
Krung Thai Bank	494,600	416
Total Thailand		416
LSV Global Value Fund
	Shares	Value (000)
Turkey (0.3%)
Consumer Staples (0.3%)
Coca-Cola Icecek	217,800	$266
Total Turkey		266

United Kingdom (4.0%)
Consumer Staples (1.2%)
British American Tobacco	6,300	323
J Sainsbury	84,900	381
Tesco	54,000	326
		1,030

Financials (1.8%)
3i Group	4,418	256
Barclays	120,200	645
Lloyds Banking Group	610,200	715
		1,616

Health Care (1.0%)
GSK	42,300	990
Total United Kingdom		3,636

TOTAL FOREIGN COMMON STOCK
(Cost $26,656)		36,696

Foreign Preferred Stock (0.2%)
Brazil** (0.2%)
Petroleo Brasileiro	28,800	159

TOTAL FOREIGN PREFERRED STOCK
(Cost $228)		159

	Face Amount (000)
Repurchase Agreement (0.0%)
South Street Securities 3.650%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $26 (collateralized by various U.S. Treasury Obligations, ranging in par value $7 - $19, 4.125% - 4.875%, 03/31/2029 – 08/15/2045; total market value $26)	$26	26

TOTAL REPURCHASE AGREEMENT
(Cost $26)		26

Total Investments – 99.4%
(Cost $70,170)		$90,304

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2025

Percentages are based on Net Assets of $90,900 (000).

*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
United States	$53,423	$–	$–		$53,423
Total Common Stock	53,423	–	–		53,423
Foreign Common Stock
Australia	–	1,136	–		1,136
Austria	–	1,052	–		1,052
Belgium	–	227	–		227
Brazil	389	–	–		389
Canada	2,524	–	–		2,524
China	353	3,963	–		4,316
Finland	–	842	–		842
France	–	3,169	–		3,169
Germany	–	1,436	–		1,436
Hong Kong	88	397	–		485
Hungary	–	232	–		232
Indonesia	–	194	–		194
Ireland	–	598	–		598
Israel	–	289	–		289
Italy	–	1,272	–		1,272
Japan	–	3,788	–		3,788
Mexico	226	–	–		226
Netherlands	–	1,383	–		1,383
Norway	–	294	–		294
Poland	–	180	–		180
Puerto Rico	356	–	–		356
Russia	–	–	–	^	–	^
South Africa	–	235	–		235
South Korea	–	1,140	–		1,140
Spain	–	1,110	–		1,110
Sweden	–	1,253	–		1,253
Switzerland	–	1,553	–		1,553
Taiwan	–	2,699	–		2,699
Thailand	–	416	–		416
Turkey	–	266	–		266
United Kingdom	–	3,636	–		3,636
Total Foreign Common Stock	3,936	32,760	–	^	36,696
Foreign Preferred Stock
Brazil	159	–	–		159
Total Foreign Preferred Stock	159	–	–		159
Total Repurchase Agreement	–	26	–		26
Total Investments in Securities	$57,518	$32,786	$–	^	$90,304

1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at end of the period in relation to Net Assets.

Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

October 31, 2025

	LSV Global Value Fund
Assets:
Investments, at Value (Cost $70,170)	$90,304
Foreign Currency, at Value (Cost $118)	118
Receivable for Capital Shares Sold	310
Dividends and Interest Receivable	153
Reclaims Receivable	111
Prepaid Expenses	16
Total Assets	91,012
Liabilities:
Payable due to Investment Adviser	52
Payable due to Distributor	17
Payable for Professional Fees	9
Payable for Custody Fees	9
Payable due to Transfer Agent	7
Payable due to Administrator	4
Payable for Fund Shares Redeemed	3
Payable due to Trustees	1
Other Accrued Expenses	10
Total Liabilities	112
Net Assets	$90,900
Net Assets Consist of:
Paid-in Capital	$65,390
Total Distributable Earnings	25,510
Net Assets	$90,900
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($88,124 ÷ 5,156,213 shares)(1)	$17.09
Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($2,776 ÷ 159,503 shares)(1)	$17.41	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the year ended October 31, 2025

LSV Global Value Fund
Investment Income:
Dividend Income	$2,927
Interest Income	7
Foreign Taxes Withheld	(183)
Total Investment Income	2,751
Expenses:
Investment Advisory Fees	617
Administration Fees	48
Distribution Fees - Investor Class	6
Trustees' Fees	5
Chief Compliance Officer Fees	3
Custodian Fees	45
Transfer Agent Fees	43
Registration and Filing Fees	38
Professional Fees	12
Printing Fees	6
Insurance and Other Fees	14
Total Expenses	837
Less: Waiver of Investment Advisory Fees	(87)
Less: Fees Paid Indirectly — (see Note 4)	(3)
Net Expenses	747
Net Investment Income	2,004
Net Realized Gain on Investments	3,840
Net Realized Gain on Foreign Currency Transactions	3
Net Realized Gain	3,843
Net Change in Unrealized Appreciation on Investments	9,552
Net Change in Unrealized Appreciation on Foreign Currency Translation	19
Net Unrealized Gain	9,571
Net Realized and Unrealized Gain	13,414
Net Increase in Net Assets Resulting from Operations	$15,418

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the year ended October 31,

	LSV Global Value Fund
	2025	2024
Operations:
Net Investment Income	$2,004	$1,812
Net Realized Gain	3,843	2,243
Net Change in Unrealized Appreciation	9,571	13,391
Net Increase in Net Assets Resulting from Operations	15,418	17,446
Distributions
Institutional Class Shares	(4,001)	(2,121)
Investor Class Shares	(114)	(49)
Total Distributions	(4,115)	(2,170)
Capital Share Transactions:
Institutional Class Shares:
Issued	3,027	4,517
Reinvestment of Dividends and Distributions	4,000	2,121
Redeemed	(7,005)	(8,451)
Net Increase (Decrease) from Institutional Class Shares Transactions	22	(1,813)
Investor Class Shares:
Issued	326	408
Reinvestment of Dividends and Distributions	103	42
Redeemed	(354)	(79)
Net Increase from Investor Class Shares Transactions	75	371
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	97	(1,442)
Total Increase in Net Assets	11,400	13,834
Net Assets:
Beginning of Year	79,500	65,666
End of Year	$90,900	$79,500
Shares Transactions:
Institutional Class:
Issued	198	318
Reinvestment of Dividends and Distributions	278	156
Redeemed	(459)	(591)
Total Institutional Class Share Transactions	17	(117)
Investor Class:
Issued	21	27
Reinvestment of Dividends and Distributions	7	3
Redeemed	(23)	(5)
Total Investor Class Share Transactions	5	25
Net Increase (Decrease) in Shares Outstanding	22	(92)

The accompanying notes are an integral part of the financial statements

Financial Highlights

October 31, 2025

For a share oustanding throughout each year ended October 31,

	Net Asset Value Beginning of Year	Net Investment Income(1)	Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Global Value Fund
Institutional Class Shares
2025	$15.01	$0.38	$2.49	$2.87	$(0.39)	$(0.40)	$(0.79)	$17.09	20.14%	$88,124	0.90%	1.01%	2.45%	15%
2024	12.19	0.34	2.89	3.23	(0.37)	(0.04)	(0.41)	15.01	26.81	77,129	0.90	1.04	2.37	12
2023	11.57	0.34	0.75	1.09	(0.29)	(0.18)	(0.47)	12.19	9.57	64,048	0.90	1.05	2.75	18
2022	13.26	0.37	(1.78)	(1.41)	(0.13)	(0.15)	(0.28)	11.57	(10.89)	30,874	0.90	1.10	3.01	21
2021	9.35	0.28	3.84	4.12	(0.21)	–	(0.21)	13.26	44.51	11,486	0.90	2.07	2.21	29
Investor Class Shares
2025	$15.28	$0.34	$2.54	$2.88	$(0.35)	$(0.40)	$(0.75)	$17.41	19.83%	$2,776	1.15%	1.26%	2.19%	15%
2024	12.40	0.31	2.94	3.25	(0.33)	(0.04)	(0.37)	15.28	26.54	2,371	1.15	1.29	2.10	12
2023	11.51	0.27	0.80	1.07	–	(0.18)	(0.18)	12.40	9.38	1,618	1.13	1.30	2.22	18
2022	13.23	0.31	(1.76)	(1.45)	(0.12)	(0.15)	(0.27)	11.51	(11.21)	24,159	1.15	1.35	2.50	21
2021	9.33	0.19	3.90	4.09	(0.19)	–	(0.19)	13.23	44.16	39,918	1.15	1.92	1.44	29

†	Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

October 31, 2025

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing primarily in equity securities of companies located throughout the world. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2025, the total market value of securities that were fair valued by the Committee were $0 (000) or 0.0% of Net Assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

Notes to Financial Statements

October 31, 2025

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of October 31, 2025, the total market value of securities were valued based on the fair value prices provided by ICE were $32,760 (000) or 36.0% of Net Assets.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any interest or penalties.

Notes to Financial Statements

October 31, 2025

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2025, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(2)	Net Amount
South Street Securities	$26	$26	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements

October 31, 2025

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Segment Reporting — In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total

Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2025, the Fund incurred $47,996 for these services.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2025, the Fund incurred $6 048 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the year ended October 31, 2025, the Fund earned $2,528 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

Notes to Financial Statements

October 31, 2025

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2026. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the year ended October 31, 2025.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2025, were as follows (000):

Purchases	$12,054
Sales	$13,664

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, investments in passive foreign investment companies (PFICs) and reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2025.

The tax character of dividends and distributions paid during the years ended October 31, 2025 and 2024 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2025	$2,159	$1,956	$4,115
2024	2,112	58	2,170

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$2,337
Undistributed Long-Term Capital Gain	3,554
Other Temporary Differences	(1)
Unrealized Appreciation	19,620
Total Distributable Earnings	$25,510

Capital loss carryforward rules allow a Registered Investment Company (“RIC”) to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund has no capital loss carryforwards at October 31, 2025.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2025, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$70,688	$25,256	$(5,636)	$19,620

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and investments in passive foreign investment companies (PFICs).

8.	Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Notes to Financial Statements

October 31, 2025

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.

The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Notes to Financial Statements

October 31, 2025

Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Concentration of Shareholders:

At October 31, 2025, 92% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At October 31, 2025, 83% of total shares outstanding for the Investor Class Shares were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.	Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of LSV Global Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of LSV Global Value Fund (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LSV Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

December 22, 2025

NOTICE TO SHAREHOLDERS

OF

LSV GLOBAL VALUE FUND

(Unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
47.53%	52.47%	100.00%	52.95%	97.32%	0.00%	0.00%	100.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund-LSV Global Value Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Trust:
The Advisors' Inner Circle Fund

Fund:
LSV Global Value Fund

Adviser:
LSV Asset Management

Distributor:
SEI Investments Distribution Co.

Administrator:
SEI Investments Global Fund Services

Legal Counsel:
Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:
Ernst & Young LLP

LSV-AR-008-1200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)             Not applicable.

(b)             Not applicable.

Item 19.	Exhibits.

(a)(1)        Code of Ethics attached hereto.

(a)(2)        Not applicable.

(a)(3)        A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)        Not applicable.

(a)(5)        Not applicable.

(b)             Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: May 22, 2026